12. Financial Instruments and Risks: Schedule of Fair Values and Classification of Financial Instruments (Tables)	12 Months Ended
Jul. 31, 2019
Tables/Schedules
Schedule of Fair Values and Classification of Financial Instruments

Financial Instrument	Category	July 31, 2019	July 31, 2018
Cash and cash equivalents	FVTPL	$2,961,514	$33,904,759
Convertible debenture receivable	FVTPL	15,000,000	-
Promissory note receivable	FVTPL	3,412,421	-
Investments in equity securities	FVTPL	1,766,953	-
Accounts payable	Amortized cost	304,540	235,357
Due to related parties	Amortized cost	21,347	18,685
Loans payable	Amortized cost	-	10,000